Schedule of Short-term Loans (Details) (Parenthethical) - Aug. 21, 2019 - EUDA Health Limited [Member]	USD ($)	SGD ($)	SGD ($)
United Overseas Bank Limited [Member] | Bank and Private Lender [Member]
Line of Credit Facility [Line Items]
Loan borrow up amount	$ 593,208		$ 800,000
Loan interest rate	5.50%	5.50%
Guarantor fees	$ 3,708	$ 5,000
Lim Beng Choo [Member] | Third Parties [Member]
Line of Credit Facility [Line Items]
Loan borrow up amount	$ 370,755		$ 500,000
Loan interest rate	25.00%	25.00%